INCOME TAXES (Details - Deferred taxes) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred Tax (Liabilities):
Net operating losses	$ 8,964,470	$ 8,964,470
Intangible assets	(736,905)	(736,905)
Right of use asset	84,170	84,170
Stock based compensation	424,681	424,681
Property and equipment	497,037	497,681
Other	11,077	11,077
Less: Valuation allowance	(9,244,530)	(9,244,530)
Deferred tax assets (liabilities)	$ 0	$ 0